Accounting Changes	12 Months Ended
Dec. 31, 2018
Accounting Changes and Error Corrections [Abstract]
Accounting Changes

NOTE 2	Accounting Changes

Revenue Recognition Effective January 1, 2018, the Company adopted accounting guidance, issued by the Financial Accounting Standards Board (“FASB”) in May 2014, clarifying the principles for recognizing revenue from certain contracts with customers. The guidance does not apply to revenue associated with financial instruments, such as loans and securities. The adoption of this guidance was not material to the Company’s financial statements.

Financial Instruments—Hedge Accounting Effective January 1, 2018, the Company adopted accounting guidance, issued by the FASB in August 2017, related to hedge accounting. This guidance makes targeted changes to the hedge accounting model to simplify the application of hedge accounting and more closely align financial reporting to an entity’s risk management activities. This guidance expands risk management strategies that qualify for hedge accounting, simplifies certain effectiveness assessment requirements, eliminates separate reporting of ineffectiveness and changes certain presentation and disclosure requirements for hedge accounting activities. Upon adoption, the Company elected to apply the guidance to existing fair value hedges. The Company also elected upon adoption to transfer $1.5 billion of its fixed rate residential agency mortgage-backed securities from the held-to-maturity to available-for-sale category. The adoption of this guidance was not material to the Company’s financial statements.

Income Taxes Effective January 1, 2018, the Company adopted accounting guidance, issued by the FASB in February 2018, which allows entities to reclassify from accumulated other comprehensive income to retained earnings, the impact of the reduced federal statutory tax rate for corporations included in the Tax Cuts and Jobs Act (“tax reform”) enacted by Congress in late 2017. Upon adoption, the Company increased retained earnings and reduced accumulated other comprehensive income by $300 million. After adoption, the income tax effect on items included in accumulated other comprehensive income is consistent with the related deferred tax balances, and the income tax effect will be released from accumulated other comprehensive income and the related deferred tax balances when the applicable tax differences reverse.

Accounting for Leases Effective January 1, 2019, the Company adopted accounting guidance, issued by the FASB in February 2016, related to the accounting for leases. This guidance requires lessees to recognize all leases on the Consolidated Balance Sheet as lease assets and lease liabilities based primarily on the present value of future lease payments. Lessor accounting is largely unchanged. The Company recognized approximately $1.3 billion of lease assets and related liabilities on its Consolidated Balance Sheet at the adoption date. The adoption of this guidance will not be material to the Company’s Consolidated Statement of Income.

Financial Instruments—Credit Losses In June 2016, the FASB issued accounting guidance, effective for the Company no later than January 1, 2020, related to the impairment of financial instruments. This guidance changes existing impairment recognition to a model that is based on expected losses rather than incurred losses, which is intended to result in more timely recognition of credit losses. This guidance is also intended to reduce the complexity of current accounting guidance by decreasing the number of credit impairment models that entities use to account for debt instruments. A modified retrospective approach is required at adoption with a cumulative effect adjustment to retained earnings as of the adoption date. The guidance also requires additional credit quality disclosures for loans. The Company is currently evaluating the impact of this guidance on its financial statements, and expects its allowance for credit losses to increase upon adoption. The extent of this increase will continue to be evaluated and will depend on economic conditions and the composition of the Company’s loan portfolio at the time of adoption.